Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2022
Concentrations, Risks and Uncertainties [Abstract]
Schedule of concentration on customers’ sales
	For the Year Ended		For the Year Ended		For the Period from May 4, 2022 to
	December 31, 2022		December 31, 2021		December 31, 2020
	Amount	%	Amount	%	Amount	%
Customer A	$140,065	31.2%	$-	-	$-	-
Customer B-related party	-	-	182,775	20.8%	43,458	32.0%
Customer C-related party	-	-	93,012	10.6%	-	-
Customer D-related party	53,304	11.9%	-	-	-	-
Customer E	3,109	0.7%	225,410	25.6%	-	-
Customer F	-	-	137,618	15.6%	-	-
Customer G	-	-	129,692	14.7%	-	-
Customer H	45,980	10.2%	-	-	-	-
Customer I	69,104	15.4%	-	-	-	-
Customer J	99,569	22.2%	-	-	-	-
Customer K	-	-	-	-	91,262	68.0%
	$411,131	91.6%	$768,507	87.4%	$134,720	100.0%

Schedule of concentration on suppliers’ purchases
	For the Year Ended		For the Year Ended		For the Period from May 4, 2022 to
	December 31, 2022		December 31, 2021		December 31, 2020

Supplier A	$-	-	$116,564	42.5%	$-	-
Supplier B	-	-	64,481	23.5%	-	-
Supplier C	-	-	37,476	13.7%	-	-
Supplier D-related party	13,746	48.1%	-	-	-	-
Supplier E	10,038	35.1%	-	-	-	-
Supplier F	-	-	-	-	523,483	90.0%
Supplier G	-	-	-	-	54,462	9.0%
	$23,784	83.2%	$218,521	79.7%	$577,945	99.0%